Sep. 12, 2022
Invesco BulletShares 2029 Corporate Bond ETF
Invesco BulletShares 2029 Corporate Bond ETF
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 12, 2022 TO THE PROSPECTUSES
DATED DECEMBER 17, 2021, AS Previously supplemented, OF:
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.